UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                                --------------

Check here if Amendment []: Amendment Number:
                                             ---------------

       This Amendment (Check only one.):           [] is a restatement.
                                                   [] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Anchorage Capital Group, L.L.C.
Address:   610 Broadway, 6th Floor
           New York, NY  10012


Form 13F File Number: 028-11711
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kevin Ulrich
Title:  Chief Executive Officer of Anchorage Capital Group, L.L.C.
Phone:  212-432-4600

Signature, Place and Date of Signing:

        /s/ Kevin Ulrich             New York, New York       May 15, 2012
---------------------------------  -----------------------    ------------
           [Signature]                  [City, State]            [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                              ---------------

Form 13F Information Table Entry Total:              24
                                              ---------------

Form 13F Information Table Value Total:          $1,091,194
                                              ---------------
                                               (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None


                                                            ANCHORAGE CAPITAL GROUP, L.L.C.
                                                              FORM 13F INFORMATION TABLE
                                                            Quarter Ended March 31, 2012

---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
                                                        --------  -------   --- ---- ---------- --------  ---------------------
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
BRUNSWICK CORP               COM              117043109   25,939  1,007,340 SH       SOLE                 1,007,340
CENTRAL PAC FINL CORP        COM NEW          154760409  122,547  9,463,095 SH       SOLE                 9,463,095
DANA HLDG CORP               COM              235825205   19,615  1,265,500 SH       SOLE                 1,265,500
DELPHI AUTOMOTIVE PLC        SHS              G27823106  174,034  5,507,418 SH       SOLE                 5,507,418
DORAL FINL CORP              COM NEW          25811P886    8,951  5,812,092 SH       SOLE                 5,812,092
EXPRESS SCRIPTS INC          COM              302182100   65,016  1,200,000 SH  CALL SOLE                 1,200,000
FAIRPOINT COMMUNICATIONS INC COM NEW          305560302    9,653  2,567,208 SH       SOLE                 2,567,208
GENERAL MTRS CO              *W EXP 07/10/201 37045V118   19,202  1,154,638 SH       SOLE                 1,154,638
GENERAL MTRS CO              *W EXP 07/10/201 37045V126   12,932  1,154,638 SH       SOLE                 1,154,638
GENERAL MTRS CO              COM              37045V100   12,825    500,000 SH  PUT  SOLE                   500,000
GENERAL MTRS CO              JR PFD CNV SRB   37045V209   16,740    400,000 PRN      SOLE                                  NONE
HAMPTON ROADS BANKSHARES INC COM NEW          409321502   21,798  7,194,008 SH       SOLE                 7,194,008
KB HOME                      COM              48666K109    3,688    414,343 SH       SOLE                   414,343
LEAR CORP                    COM NEW          521865204   45,137    970,900 SH       SOLE                   970,900
LOUISIANA PAC CORP           COM              546347105   28,705  3,070,000 SH       SOLE                 3,070,000
NORTEK INC                   COM NEW          656559309   60,165  1,367,698 SH       SOLE                 1,367,698
SEABRIDGE GOLD INC           COM              811916105    1,678     83,500 SH       SOLE                    83,500
SELECT SECTOR SPDR TR        SBI INT-INDS     81369Y704   74,830  2,000,000 SH  PUT  SOLE                 2,000,000
SPDR S&P 500 ETF TR          TR UNIT          78462F103   70,405    500,000 SH  PUT  SOLE                   500,000
SPIRIT AIRLS INC             COM              848577102   60,469  3,012,917 SH       SOLE                   901,114        2,111,803
STERLING FINL CORP WASH      COM NEW          859319303   47,455  2,272,727 SH       SOLE                 2,272,727
SUN BANCORP INC              COM              86663B102   29,865  8,460,421 SH       SOLE                 8,460,421
SYNOVUS FINL CORP            COM              87161C105   75,864 37,007,000 SH       SOLE                37,007,000
TRANSOCEAN LTD               REG SHS          H8817H100   83,681  1,529,817 SH       SOLE                 1,529,817